Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Income taxes receivable	$ 46,669	$ 46,563
Prepaid expenses	49,256	41,772
Other receivables	43,052	31,326
Cash collateral	22,530	3,246
Value added tax	17,551	17,291
Contract assets	10,153	14,525
Fair value of derivative instruments	2,448	23,604
Total prepaid expenses and other current assets	$ 191,659	$ 178,327